Stockholders' Equity (Details) - USD ($)									1 Months Ended									3 Months Ended		5 Months Ended	12 Months Ended
	Nov. 16, 2020	Nov. 03, 2020	Oct. 08, 2020	Oct. 08, 2020	Sep. 01, 2020	Aug. 31, 2020	Jul. 02, 2020	Jul. 01, 2020	Feb. 18, 2021	Jan. 28, 2021	Jan. 22, 2021	Dec. 22, 2020	Nov. 30, 2020	Nov. 16, 2020	Nov. 03, 2020	Sep. 22, 2020	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Sep. 14, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 26, 2023	Sep. 14, 2023	Aug. 31, 2023	Nov. 26, 2022	Sep. 14, 2022	Sep. 01, 2022	Aug. 31, 2022	Jul. 02, 2022	Nov. 26, 2021	Sep. 01, 2021	Aug. 31, 2021	Jul. 02, 2021	Feb. 12, 2021	Dec. 29, 2020	Nov. 18, 2020
Stockholders' Equity (Details) [Line Items]
Increase of authorized shares, description		the Company’s stockholders approved an amendment to the Company’s charter to increase the authorized shares of Common Stock from 100,000,000 to 300,000,000. Consequently, the Company’s charter allows the Company to issue up to 300,000,000 shares of Common Stock and to issue and designate its rights of, without stockholder approval, up to 5,000,000 shares of preferred stock, par value $0.0001.													the Company’s stockholders approved an amendment to the Company’s charter to increase the authorized shares of common stock from 100,000,000 to 300,000,000. Consequently, the Company’s charter allows the Company to issue up to 300,000,000 shares of common stock and to issue and designate its rights of, without stockholder approval, up to 5,000,000 shares of preferred stock, par value $0.0001.
Authorised shares																		300,000,000				300,000,000	300,000,000
Shares issued																		94,178,308				64,091,266	5,436,000
Additional shares of common stock													2,678,571
Outstanding Common Stock, percentage													5.00%
Gross Proceeds (in Dollars)																		$ 34,500,000
Preferred Stock And Warrants To Purchase Common Stock Description										the Company agreed to issue and sell to IRG, LLC in a private placement for a purchase price of $15,000,000 (i) shares of a new series of preferred stock, which are convertible into shares of the Common Stock, having an aggregate liquidation preference of $15,000,000, and (ii) a number of warrants, convertible into shares of the Common Stock at an exercise price of $6.90 per share, equal to 50% of the liquidation preference of the preferred stock to be sold divided by the closing price of the Common Stock on a specified date (the “New Private Placement”). The New Private Placement is expected to close in the second quarter of 2021.
Share-based Payment Arrangement, Shares Withheld for Tax Withholding Obligation							106,840
Business combination costs (in Dollars)																						$ 2,218,187
Wrote-off the Tom Benson statue (in Dollars)																		$ 2,920,937	$ 2,722,120			11,085,230	$ 10,915,839
Proceeds from contributions from affiliates (in Dollars)																			3,699,000
Additional warrant													2,678,571																								10,036,925
Offering cost (in Dollars)																						$ 26,200,000
2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Common stock authorized for issuance shares							1,812,728	1,812,728
Shares remained available for issuance																		516,289				561,290
February 2021 Public Offering and Over-allotment [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued																																				12,244,897
Price per share (in Dollars per share)									$ 2.45																											$ 2.45
Additional shares of common stock									1,836,734
Outstanding Common Stock, percentage									5.00%
November 2020 Offering [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued																																						17,857,142
Price per share (in Dollars per share)																																						$ 1.40
Shared Services Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Wrote-off the Tom Benson statue (in Dollars)																			300,000	$ 251,000
Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Vesting shares							238,643
Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares							715,929
Restricted stock shares vest							238,643																								238,643				238,643
Pro Football Hall of Fame [Member] | Shared Services Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Cumulative amount received (in Dollars)																	$ 5,150,000
HOF Village [Member] | Shared Services Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Cumulative amount paid (in Dollars)																	$ 1,200,000
Restricted Stock [Member]
Stockholders' Equity (Details) [Line Items]
Stock–based compensation expense (in Dollars)																		$ 554,547	0			$ 3,327,280	0
Share-based Payment Arrangement, Option [Member]
Stockholders' Equity (Details) [Line Items]
Related to restricted share arrangements (in Dollars)																		$ 2,772,733				$ 3,327,280
Weighted average period																		1 year 3 months				1 year 6 months
Restricted stock shares											1,671,521					529,543
Issuance of restricted stock units per share (in Dollars per share)											$ 1.97
Restricted Stock Units [Member]
Stockholders' Equity (Details) [Line Items]
Stock–based compensation expense (in Dollars)																		$ 831,996	$ 0			$ 1,003,255	$ 0
Related to restricted share arrangements (in Dollars)																		$ 5,696,954				$ 3,228,092
Weighted average period																		2 years 1 month 17 days				1 year 7 months 13 days
Restricted stock shares					64,240	138,568															148,883
Restricted stock shares vest					21,413																49,628			43,898	49,627	46,190	43,898	49,628	21,414	46,189		43,898	21,413	46,189
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Common stock																																					10,813,774
Independent Directors [Member] | 2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares	131,694															45,000
Chief Executive Officer [Member] | 2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares												477,778
Chief Financial Officer [Member] | 2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares												140,741
Employee [Member] | 2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Vest period												Dec. 22, 2021
Employee [Member] | 2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Vest period												Dec. 22, 2021
Employee [Member] | 2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Vest period												Dec. 22, 2021
Employee [Member] | 2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Vest period												Dec. 22, 2021
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Authorised shares			52,800	52,800
Relative rights, percentage			7.00%	7.00%
Series B Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share)	$ 1.40													$ 1.40
Warrant expire years														5 years
Series C Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued																						10,036,925
Warrants to purchase																																					10,036,925
Purchase price (in Dollars)																						$ 15,239,653
Exercise price (in Dollars per share)																						$ 1.40